Investments - Share of Equity-Accounted Earnings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Share of profits or (losses) from associates, including amortization of intangible assets other than goodwill	$ (172)	$ (201)
Total	(753)	(2,351)	$ 0
Non-contractual customer relationships
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Amortisation, intangible assets other than goodwill	(572)	(2,115)
Brands
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Amortisation, intangible assets other than goodwill	$ (9)	$ (35)